Restructuring (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Restructuring and related charges
Total expected restructuring charge	$ 245.0	$ 260.0
Beginning Balance	8.8	8.8	10.2	1.1
Charge to expense		38.8	81.1	102.0
Cash payments		(31.7)	(40.3)	(30.8)
Noncash utilization		(8.2)	(42.2)	(62.1)
Ending Balance		7.7	8.8	10.2
Remaining expected restructuring charge		32.4
Long-Lived Asset Charges [Member]
Restructuring and related charges
Total expected restructuring charge		102.0
Beginning Balance	0	0	0	0
Charge to expense		8.2	34.2	53.6
Cash payments		0	0	0
Noncash utilization		(8.2)	(34.2)	(53.6)
Ending Balance		0	0	0
Remaining expected restructuring charge		2.1
Employee Separation [Member]
Restructuring and related charges
Total expected restructuring charge		67.0
Beginning Balance	8.8	8.8	10.2	1.1
Charge to expense		3.4	20.4	36.0
Cash payments		(4.5)	(13.8)	(18.4)
Noncash utilization		0	(8.0)	(8.5)
Ending Balance		7.7	8.8	10.2
Remaining expected restructuring charge		6.1
Site Preparation and Equipment Relocation [Member]
Restructuring and related charges
Total expected restructuring charge		42.5
Beginning Balance	0	0	0	0
Charge to expense		13.4	13.0	6.2
Cash payments		(13.4)	(13.0)	(6.2)
Noncash utilization		0	0	0
Ending Balance		0	0	0
Remaining expected restructuring charge		9.5
Production Start-up [Member]
Restructuring and related charges
Total expected restructuring charge		39.0
Beginning Balance	0	0	0	0
Charge to expense		10.8	10.6	5.2
Cash payments		(10.8)	(10.6)	(5.2)
Noncash utilization		0	0	0
Ending Balance		0	0	0
Remaining expected restructuring charge		12.4
Other Costs [Member]
Restructuring and related charges
Total expected restructuring charge		9.5
Beginning Balance	0	0	0	0
Charge to expense		3.0	2.9	1.0
Cash payments		(3.0)	(2.9)	(1.0)
Noncash utilization		0	0	0
Ending Balance		0	0	0
Remaining expected restructuring charge		$ 2.3